Financial Instruments and Risk Management - Equity Price Risk (Details) - TRS Agreement - SVS - Equity price risk - $ / shares	Dec. 31, 2022	Dec. 15, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of shares purchased by counterparty	400,205
Weighted average price per share	$ 10.97
Automatic annual extension term		1 year